Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Description of New Accounting Pronouncement Changes in Revenue

The application of ASU 2009-13 in 2011 to passenger ticket transactions and the Chase co-branded credit card relationship (including the special revenue item) resulted in the following estimated increases to revenue in the year of adoption (in millions, except per share amounts):

Year Ended December 31, 2011
Operating revenue (including special revenue item)	$600
Per basic share	1.82
Per diluted share	1.57

Schedule of Information Related to Amounts Recorded Related to Frequent Flyer Programs

The following table provides additional information related to the frequent flyer program (in millions):

Year Ended December 31,	Cash Proceeds from Miles Sold	Other Revenue Recognized Upon Award of Miles to Third-Party Customers (a)	Increase in Frequent Flyer Deferred Revenue for Miles Awarded (b)	Net Increase in Advanced Purchase of Miles (c)
2012	$2,852	$816	$2,036	$—
2011	3,121	566	2,357	198
2010	2,156	331	1,739	86

(a)	This amount represents other revenue recognized during the period from the sale of miles to third parties, representing the marketing services component of the sale.
(b)	This amount represents the increase to frequent flyer deferred revenue during the period.
(c)	This amount represents the net increase in the advance purchase of miles obligation due to cash payments for the sale of miles in excess of miles awarded to customers.

Estimated Useful Lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Estimated Useful Life (in years)
Aircraft and related rotable parts	27 to 30
Buildings	25 to 45
Other property and equipment	4 to 15
Computer software	5
Building improvements	1 to 40